Property, plant and equipment (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	₨ 7,991	₨ 9,841
Cash outflow for leases	1,341	1,252
Global Generics-Complex Injectables [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	2,570
Impairment loss of capital work in progress	89
Impairment of goodwill	392
Buildings [member] | UNITED STATES | Warehousing Agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	1,852
Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest costs capitalised	₨ 268	₨ 149
Capitalisation rate of borrowing costs eligible for capitalisation	4.65%	4.25%